Liabilities	12 Months Ended
Dec. 31, 2023
Liabilities
Liabilities

9. Liabilities

(a) Flow Through Premium Liability

On October 28, 2021, the Company closed a private placement for 10.6 million flow through common shares at CAD$0.50 per share for gross proceeds of CAD$5.3 million. The fair value of the shares was CAD$0.46 per share, resulting in the recognition of a flow through premium liability of CAD$0.04 per share for a total of CAD$425,700.

On December 30, 2021, the Company closed a private placement for 560,000 flow through common shares at CAD$0.50 per share for gross proceeds of CAD$280,000. The fair value of the shares was CAD$0.37 per share, resulting in the recognition of a flow through premium liability of CAD$0.13 per share for a total of CAD$72,800.

On January 19, 2022, the Company closed a private placement for 4.05 million flow through common shares at CAD$0.50 per share for gross proceeds of CAD$2.03 million. The fair value of the shares was CAD$0.39 per share, resulting in the recognition of a flow through premium liability of CAD$0.11 per share for a total of CAD$445,500.

On October 19, 2022, the Company closed a private placement for 4.7 million flow through common shares at CAD$0.32 per share for gross proceeds of CAD$1.5 million. The fair value of the shares was CAD$0.26 per share, resulting in the recognition of a flow through premium liability of CAD$0.06 per share for a total of CAD$282,000.

Balance, December 31, 2020	-
Add:
Excess of subscription price over fair value of flow through common shares	$402
Foreign currency translation adjustment	2
Less:
Income tax recovery	(206)
Balance, December 31, 2021	198
Add:
Excess of subscription price over fair value of flow through common shares	561
Foreign currency translation adjustment	(8)
Less:
Income tax recovery	(719)
Balance, December 31, 2022	32
Less:
Income tax recovery	(32)
Foreign currency translation adjustment	-
Balance, December 31, 2023	$-

There is no remaining obligation to incur qualified expenditures as at December 31, 2023 (2022 – CAD$229,000).

(b) Deferred Royalty Liability

The 3% NSR for the Fondaway Canyon project (Note 7(b)(i)) has a buyout provision for an original amount of $600,000. The buyout amount is subject to advance royalty payments of $35,000 per year by July 15th of each year until the full gross total of $600,000 has been paid. The remaining balance was $425,000 at the closing of the Membership Agreement in March 2017. The $425,000 was discounted to a fair value of $183,000 in 2017 using a discount rate of 18%. The liability was accreted over time as follows:

Balance, December 31, 2021	$142
Add:
Accretion	24
Less:
Advance royalty payment	(35)

Balance, December 31, 2022	131
Add:
Accretion	22
Less:
Advance royalty payment	(35)
Sale of investment (1)	(118)
Balance, December 31, 2023	$-

Current portion	$-
Long term portion	-
Balance, December 31, 2023	$-

(1) Getchell exercised the option to acquire the Fondaway Canyon property on December 29, 2023. As such, the Company derecognized the deferred royalty liability from its books.

(c) Lease Liability

The continuity of the lease liability for the years ended December 31, 2023 and 2022 is as follows:

Balance, December 31, 2021	$21
Add:
New offlice lease	272
Interest	7
Foreign currency translation	(1)
Less:
Payments	(42)

Balance, December 31, 2022	257
Add:
Interest	16
Foreign currency translation	4
Less:
Payments	(62)

Balance, December 31, 2023	$215

Current portion	$62
Long term portion	153
Balance, December 31, 2023	$215

(d) Loans Payable

On June 28, 2022, the Company arranged a loan for CAD$25,000 from a company controlled by a former director. The loan bore interest at a rate of 9% per annum, and the entire loan amount of CAD$25,000 was fully repaid on July 14, 2022 along with interest of CAD$99.

On August 15, 2022, the Company entered into a Bridge Loan Agreement with Sun Valley Investments AG (“Sun Valley”), which is currently a 40.06% control person of the Company for CAD$2.5 million bearing an interest rate of 5.5% per annum. The bridge loan was applied as an advance payment for the standby guaranty for the rights offering (Note 10(b)(i)) and extinguished in December 2022 when Sun Valley purchased 20,352,577 common shares. The Company paid Sun Valley a total of CAD$46,336 in interest and a total of CAD$178,085 in fees (accounted as share issuance expense part of the Shareholder Equity) pursuant to the Standby Guaranty Agreement.